Intangible Assets, Net	6 Months Ended
Jun. 30, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Internal - use software	Total	Total
	RMB	RMB	RMB	US$
Net balance as of December 31, 2022	286	-	286	39
Additions	-	-	-	-
Amortization expense	(50)	-	(50)	(6)
Net balance as of June 30, 2023	236	-	236	33

The intangible assets are amortized using the straight-line method, which is the Group’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of one to ten years.

Amortization expenses for intangible assets were RMB312 and RMB50 (US$6) for the six months ended June 30, 2022 and 2023, respectively. No impairment charge was recorded for the six months ended June 30, 2022 and 2023, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2023 (July – December)	35	5
2024	70	10
2025	70	10
2026	61	8
	236	33